COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Prudential
Loss Contingencies [Line Items]
Estimated cost to replace annuities	$ 134	$ 136
Other unaffiliated life insurance company
Loss Contingencies [Line Items]
Estimated cost to replace annuities	$ 31	$ 32